Risk Information - Liquidity investments - By exposure type (Details) - Liquidity risk	Dec. 31, 2019	Dec. 31, 2018
States and local governments
Risk information
Percentage of liquidity investments	48.00%	44.00%
Financial institutions
Risk information
Percentage of liquidity investments	26.00%	27.00%
Corporates
Risk information
Percentage of liquidity investments	4.00%	24.00%
Covered bonds
Risk information
Percentage of liquidity investments	18.00%	5.00%
Multilateral development banks
Risk information
Percentage of liquidity investments	4.00%	0.00%